Capital Disclosures (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Capital Management [Abstract]
Payables and accrued expenses	$ 1,900	$ 1,300
Current assets	4,946	3,794
Shareholders' equity	$ 147,602	$ 145,641	$ 148,557	$ 9,619